Provisions - Movements in the Fair Value of Plan Assets (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (395)
Net defined benefit asset (liability) at end of period	(284)	€ (395)
Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	894	870
Translation differences	(128)	31
Interest income	67	77
Actuarial losses and gains	(31)	(30)
Company contributions	2	2
Benefits paid	(47)	(48)
Transfers	0	(4)
Other movements	(6)	(4)
Net defined benefit asset (liability) at end of period	751	894
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(133)
Net defined benefit asset (liability) at end of period	(120)	(133)
Germany | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	103	101
Translation differences	0	0
Interest income	4	3
Actuarial losses and gains	0	0
Company contributions	2	2
Benefits paid	(3)	(3)
Transfers	(1)	0
Other movements	1	0
Net defined benefit asset (liability) at end of period	106	103
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(187)
Net defined benefit asset (liability) at end of period	(89)	(187)
Brazil | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	777	751
Translation differences	(129)	31
Interest income	63	74
Actuarial losses and gains	(31)	(30)
Company contributions	0	0
Benefits paid	(44)	(45)
Transfers	0	0
Other movements	(8)	(4)
Net defined benefit asset (liability) at end of period	628	777
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(1)
Net defined benefit asset (liability) at end of period	0	(1)
Others | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	14	18
Translation differences	1	0
Interest income	0	0
Actuarial losses and gains	0	0
Company contributions	0	0
Benefits paid	0	0
Transfers	1	(4)
Other movements	1	0
Net defined benefit asset (liability) at end of period	€ 17	€ 14